UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Bruce Berger, Treasurer

Advent Claymore Convertible Securities and Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-479-0675

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

January 31, 2005 (unaudited)

Number of Shares		Value
	Long-Term Investments—139.4%
	Convertible Preferred Stocks—64.2%
	Aerospace and Defense—1.1%
52,500	Northrop Grumman Corp., Ser. B, 7.00%, 2021	$6,882,750

	Automotive—6.1%
400,000	Ford Motor Company Capital Trust II, 6.50%, 2032	19,992,000
800,000	General Motors Corp., Ser. B, 5.25%, 2032	17,760,000

		37,752,000

	Banking and Finance—7.1%
557,500	Marshall & Ilsley Corp., 6.50%, 2007	15,331,250
250,000	National Australia Bank, Equity Security Unit, 7.875%	9,650,000
200,000	Sovereign Capital Trust IV, 4.375%, 2034	9,925,000
170,000	Washington Mutual, Inc., Equity Security Unit, 5.375%, 2041	9,222,500

		44,128,750

	Communications Equipment—1.9%
10,400	Lucent Technologies Capital Trust I, 7.75%, 2017	11,680,552

	Communications, Media and Entertainment—3.6%
179,703	Emmis Communications Corp., Ser. A, 6.25%	7,929,395
300,000	Interpublic Group of Cos., Ser. A, 5.375%, 2006	14,433,000

		22,362,395

	Electronic Equipment and Components—0.5%
61,000	Agilysys, Inc., 6.75%, 2028	3,400,750

	Financial Services—6.1%
120	Fannie Mae, 5.375%	12,420,000
100,000	Goldman Sachs Group, Inc., 6.75%, 2006	10,643,800
519,120	Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 2007	14,587,272

		37,651,072

	Health Care Products and Services—1.6%
200,000	Omnicare, Inc., 4.00%, 2033	10,050,000

	Insurance—16.1%
462,150	Chubb Corp., Ser. A, 7.00%, 2005	12,986,415
165,000	Chubb Corp., Ser. B, 7.00%, 2006	4,722,300
15,001	Fortis Insurance NV, 7.75%, 2008 (a)	15,751,050
453,922	Genworth Financial, Inc., 6.00%, 2007	14,407,484
70,000	Reinsurance Group of America, Equity Security Unit, 5.75%, 2050	4,247,600
141,300	The Hartford Financial Services Group, Inc., 6.00%, 2006	8,769,078
159,000	The Hartford Financial Services Group, Inc., 7.00%, 2006	10,064,700
367,000	The PMI Group, Inc., Ser. A, 5.875%, 2006	9,450,250
127,497	UnumProvident Corp., 8.25%, 2006	4,417,771
625,000	XL Capital Ltd., 6.50%, 2007	15,312,500

		100,129,148

	Office Equipment—2.2%
99,600	Xerox Corp., 6.25%, 2006	13,734,840

	Oil and Gas—0.8%
61,507	Amerada Hess Corp., 7.00%, 2006	4,751,416

	Real Estate Investment Trusts—1.9%
205,000	Simon Property Group LP, 6.00%	11,641,950

	Retail - Specialty Stores—4.0%
350,000	Albertson’s, Inc., 7.25%, 2007	8,750,000
301,500	Toys “R” Us, Inc., 6.25%, 2005	16,130,250

		24,880,250

	Telecommunications—3.4%
234,447	ALLTEL Corp., 7.75%, 2005	11,780,962
369,728	CenturyTel, Inc., Ser. A, 6.875%, 2005	9,298,659

		21,079,621

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

January 31, 2005 (unaudited)

Number of Shares			Value
		Utilities - Gas and Electric—7.8%
99,085		AES Trust VII, 6.00%, 2008	$4,929,479
239,269		Aquila, Inc., 6.75%, 2007	8,171,036
52,900		FPL Group, Inc., Ser. B, 8.00%, 2006	3,242,770
210,000		KeySpan Corp., 8.75%, 2005	10,983,000
320,800		Oneok, Inc., 8.50%, 2006	11,000,232
150,000		Public Service Enterprise Group, Inc., 10.25%, 2005	10,275,000

			48,601,517

		Total Convertible Preferred Stocks (Cost $344,243,741)	398,727,011

Principal Amount
		Corporate Bonds—48.1.%
		Aluminum, Steel and Other Metals—1.5%
$2,500,000		Freeport-McMoRan Copper & Gold, Inc., B+
		10.125%, 2/01/10, Senior Notes	2,837,500
3,218,000		Shaw Group, Inc., B+
		10.75%, 3/15/10, Senior Notes (c)	3,580,025
2,615,000		United States Steel LLC, BB
		10.75%, 8/01/08, Senior Notes (c)	3,105,312

			9,522,837

		Automotive—1.0%
1,200,000		Accuride Corp., B-
		8.50%, 2/01/15, Senior Subordinated Notes (a)	1,242,000
5,000,000		Dura Operating Corp., Ser. D, B-
		9.00%, 5/01/09, Company Guarantee Notes (c)	4,850,000

			6,092,000

		Chemicals—3.5%
2,897,000		BCP Caylux Holdings Luxembourg SCA, B-
		9.625%, 6/15/14, Senior Subordinated Notes (a)(c)	3,230,155
10,000,000		Equistar Chemical/Funding, B+
		10.125%, 9/01/08, Senior Notes	11,450,000
2,763,000		Huntsman LLC, NR
		9.32%, 7/15/11, Company Guarantee Notes (a)(b)	3,149,820
3,600,000		Lyondell Chemical Co., B-
		10.875%, 5/01/09, Senior Subordinated Notes (c)	3,807,000

			21,636,975

		Commercial Services—1.3%
7,809,000		Language Line, Inc., CCC+
		11.125%, 6/15/12, Senior Subordinated Notes (a)	8,316,585

		Communications Equipment—0.9%
5,166,000		Superior Essex Communications LLC/Essex Group, Inc., B
		9.00%, 4/15/12, Senior Notes	5,372,640

		Communications, Media and Entertainment—6.7%
7,000,000		Cablevision System Corp., B+
		8.00%, 4/15/12, Senior Notes (a)(c)	7,595,000
10,675,000		Mediacom LLC, B
		9.50%, 1/15/13, Senior Notes (c)	10,701,688
3,000,000		Rainbow National Services LLC, B+
		8.75%, 9/01/12, Senior Notes (a)	3,390,000
4,250,000	euros	Telenet Communication NV, B-
		9.00%, 12/15/13, Senior Notes (a)	6,218,747
7,000,000		Vertis, Inc., Ser. B, B-
		10.875%, 6/15/09, Senior Notes	7,577,500
3,522,000		XM Satellite Radio, Inc., CCC+
		12.00%, 6/15/10, Senior Secured Notes	4,173,570
2,000,000		Young Broadcasting, Inc., CCC+
		10.00%, 3/01/11, Senior Subordinated Notes	2,120,000

			41,776,505

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount		Value
	Containers & Packaging—0.9%
5,287,000	Solo Cup Co., B-
	8.50%, 2/15/14, Senior Subordinated Notes	$5,439,001

	Electronic Equipment and Components—1.6%
10,000,000	Advanced Micro Devices, Inc., B-
	7.75%, 11/01/12, Senior Notes (a)	10,025,000

	Financial Services—3.2%
7,727,000	E*Trade Financial Corp., B+
	8.00%, 6/15/11, Senior Notes (a)(c)	8,345,160
7,200,000	Leucadia National Corp., BB
	7.00%, 8/15/13, Senior Notes	7,470,000
3,470,000	REFCO Finance Holdings LLC, B
	9.00%, 8/01/12, Company Guarantee Notes (a)	3,799,650

		19,614,810

	Forest Products—1.3%
8,000,000	Tembec Industries, Inc., B
	8.50%, 2/01/11, Company Guarantee Notes (c)	7,920,000

	Health and Medical Facilities—0.3%
2,000,000	Tenet Healthcare Corp., B
	9.25%, 2/01/15, Senior Notes (a)	2,010,000

	Health Care Products and Services—2.6%
10,000,000	Encore Medical IHC, Inc., CCC+
	9.75%, 10/01/12, Senior Subordinated Notes (a)	10,100,000
6,000,000	NDCHealth Corp., CC
	10.50%, 12/01/12, Company Guarantee Notes	6,180,000

		16,280,000

	Leisure and Entertainment—0.7%
4,000,000	AMC Entertainment, Inc., CCC+
	9.875%, 2/01/12, Senior Subordinated Notes (c)	4,340,000

	Office Equipment—0.6%
3,500,000	Xerox Capital Trust I, B-
	8.00%, 2/01/27, Company Guarantee Notes	3,666,250

	Oil and Gas—3.4%
9,000,000	Petrobras International Finance Co., NR
	9.125%, 7/02/13, Senior Notes	10,102,500
7,000,000	Seitel, Inc., B-
	11.75%, 7/15/11, Senior Notes (a)	7,875,000
3,000,000	Williams Cos., Inc., B+
	8.125%, 3/15/12, Senior Notes (c)	3,465,000

		21,442,500

	Pharmaceuticals—1.7%
10,000,000	Athena Neurosciences Finance LLC, B
	7.25%, 2/21/08, Senior Notes	10,350,000

	Publishing—2.4%
2,940,000	Dex Media West, B
	9.875%, 8/15/13, Senior Subordinated Notes (a)	3,347,925
11,000,000	PRIMEDIA, Inc., B
	8.00%, 5/15/13, Senior Notes (a)	11,330,000

		14,677,925

	Real Estate Investment Trusts—0.4%
2,566,000	American Real Estate Partners LP/American Real Estate Finance Corp., BB
	8.125%, 6/01/12, Senior Notes (a)	2,739,205

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount		Value
	Retail - Specialty Stores—1.8%
2,150,000	Eye Care Centers of America, Inc., CCC+
	10.75%, 2/15/15, Senior Subordinated Notes (a)	$2,128,500
	Rite Aid Corp.
3,500,000	9.50%, 2/15/11, Senior Secured Notes, B+	3,780,000
4,000,000	9.25%, 6/01/13, Senior Notes, B- (c)	4,000,000
1,200,000	7.50%, 1/15/15, Secured Notes, B+ (a)	1,188,000

		11,096,500

	Telecommunications—12.3%
	Alamosa Delaware, Inc.
3,298,000	11.00%, 7/31/10, Senior Notes, CCC+	3,858,660
2,000,000	8.50%, 1/31/12, Senior Notes, CCC+	2,140,000
7,673,000	Centennial Cellular Co., CCC
	10.125%, 6/15/13, Company Guarantee Notes	8,728,038
7,500,000	Crown Castle International Corp., CCC+
	10.75%, 8/01/11, Senior Notes	8,137,500
5,000,000	Dobson Cellular Systems, CCC
	9.875%, 11/01/12, Secured Notes (a)(c)	5,137,500
6,000,000	Fairpoint Communications, Inc., B-
	12.50%, 5/01/10, Senior Subordinated Notes	6,510,000
8,258,000	Madison River Capital, CCC+
	13.25%, 3/01/10, Senior Notes	8,877,350
8,000,000	MCI, Inc., B+
	7.735%, 5/01/14, Senior Notes	8,770,000
2,240,000	PanAmSat Corp., B+
	9.00%, 8/15/14, Company Guarantee Notes (a)(c)	2,447,200
5,420,000	Rural Cellular Corp., B-
	8.25%, 3/15/12, Senior Secured Notes (a)(c)	5,826,500
14,000,000	Qwest Corp., BB-
	7.875%, 9/01/11, Senior Notes (a)	15,050,000
1,000,000	SBA Communications Corp., Class A, CCC-
	8.50%, 12/01/12, Senior Notes (a)	1,046,250

		76,528,998

	Total Corporate Bonds (Cost $279,464,804)	298,847,731

	Convertible Bonds—27.1%
	Airlines—0.8%
3,000,000	Continental Airlines, Inc., CCC+
	4.50%, 2/01/07, Convertible Notes (c)	2,295,000
3,000,000	ExpressJet Holdings, Inc., NR
	4.25%, 8/01/23, Senior Convertible Notes	2,876,250

		5,171,250

	Aluminum, Steel and Other Metals—1.2%
	Freeport-McMoRan Cooper & Gold, Inc.
3,112,000	7.00%, 2/11/11, Senior Convertible Notes, B+ (a)	4,473,500
2,000,000	7.00%, 2/11/11, Senior Convertible Notes, B+ (a)	2,875,000

		7,348,500

	Biotechnology—0.9%
5,783,000	Cubist Pharmaceuticals, NR
	5.50%, 11/01/08, Subordinated Convertible Notes	5,399,876

	Commercial Services—1.7%
5,000,000	The BISYS Group, Inc., NR
	4.00%, 3/15/06, Convertible Notes	4,975,000
5,000,000	Quanta Services, Inc., B
	4.50%, 10/01/23, Subordinated Debentures	5,337,500

		10,312,500

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount		Value
	Communications Equipment—1.8%
10,175,000	Lucent Technologies, Inc., CCC+
	8.00%, 8/01/31, Convertible Notes	$10,989,000

	Communications, Media and Entertainment—2.7%
1,238,000	Charter Communications, Inc., CCC-
	5.875%, 11/16/09, Senior Unsecured Convertible Debentures	1,129,675
14,989,000	Echostar Communications Corp., B
	5.75%, 5/15/08, Subordinated Convertible Notes	15,363,725

		16,493,400

	Computers - Software and Peripherals—2.1%
8,166,000	Mercury Interactive Corp., NR
	4.75%, 7/01/07, Convertible Notes	8,176,208
5,000,000	Quantum Corp., B
	4.375%, 8/01/10, Subordinated Convertible Notes	5,100,000

		13,276,208

	E-Commerce—2.1%
13,066,000	Amazon.com, Inc., B-
	4.75%, 2/01/09, Senior Subordinated Convertible Debentures	13,180,327

	Electronic Equipment and Components—4.5%
10,589,000	Agere Systems, Inc., B
	6.50%, 12/15/09, Subordinated Convertible Notes	11,369,939
7,800,000	ASM Lithography, NR
	5.75%, 10/15/06, Subordinated Convertible Notes	8,734,440
8,000,000	Fairchild Semiconductor International, Inc., B
	5.00%, 11/01/08, Company Guarantee Notes	8,100,000

		28,204,379

	Financial Services—3.7%
4,847,000	E*TRADE Group, B-
	6.00%, 2/01/07, Subordinated Convertible Notes	4,974,234
7,710,000	IOS Capital LLC, B+
	5.00%, 5/01/07, Subordinated Convertible Notes (a)	7,854,562
10,000,000	Merrill Lynch & Co., Inc., A+
	6.50%, 8/31/06, Convertible Notes (a)	9,846,882

		22,675,678

	Health and Medical Facilities—1.9%
11,472,000	Lifepoint Hospitals Holdings, Inc., NR
	4.50%, 6/01/09, Subordinated Convertible Notes	11,730,120

	Health Care Products and Services—1.1%
7,000,000	Enzon, Inc., NR
	4.50%, 7/01/08, Subordinated Convertible Notes	6,606,250

	Telecommunications—1.4%
8,700,000	Nextel Communications, Inc., BB
	5.25%, 1/15/10, Senior Convertible Notes	8,939,250

	Transportation—0.7%
4,500,000	CP Ships Ltd., BB+
	4.00%, 6/24/09, Senior Subordinated Convertible Notes (a)	4,286,250

	Waste Management—0.5%
4,000,000	Allied Waste Industries, Inc., B+
	4.25%, 4/15/34, Convertible Notes (c)	3,445,000

	Total Convertible Bonds (Cost $180,348,758)	168,057,988

	Total Long-Term Investments (Cost $804,057,303)	865,632,730

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

January 31, 2005 (unaudited)

Number of Shares		Value
	Short-Term Investments—2.8%
13,204,983	Dreyfus Treasury	$13,204,983
4,105,152	Goldman Sachs Financial Prime Obligations	4,105,152

	(Cost $17,310,135)	17,310,135

	Total Investments (Cost $821,367,438) — 142.2%	882,942,865
	Other assets in excess of liabilities —2.1%	12,746,196
	Preferred Stock, at redemption value — (-44.3% of Net Assets Applicable to Common Shareholders or -31.1% of Total Investments)	(275,000,000)

	Net Assets Applicable to Common Shareholders — 100.0%	$620,689,061

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004 these securities amounted to $170,625,941 or 27.5% of net assets.

(b)	Floating rate security.

(c)	Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $62.5 million and received readily marketable securities with an aggregate fair value of approximately $62.6 million.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shareholders unless otherwise noted.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
JP Morgan Chase & Co.	4/19/2005	$30,000	1.66%	3 Month LIBOR	$(47,713)
JP Morgan Chase & Co.	7/11/2005	30,000	2.27%	3 Month LIBOR	86,808
JP Morgan Chase & Co.	1/9/2006	30,000	2.16%	3 Month LIBOR	296,352
JP Morgan Chase & Co.	4/19/2006	30,000	2.42%	3 Month LIBOR	140,419
JP Morgan Chase & Co.	7/10/2006	30,000	2.96%	3 Month LIBOR	176,002

					$651,868

For each Swap noted, the Fund pays the fixed rate and receives the variable rate.

Country Allocation*
United States	91.3%
Australia	1.1%
Netherlands	2.8%
Cayman Islands	2.9%
Luxembourg	0.3%
Belgium	0.7%
Canada	0.9%

*	Subject to change daily.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during its last quarter that have materially affected or are reasonably likely to materially affect these controls.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/S/ TRACY V. MAITLAND
Tracy V. Maitland
President and Chief Executive Officer

Date: March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ TRACY V. MAITLAND
Tracy V. Maitland
President and Chief Executive Officer

Date: March 29, 2005

By:	/S/ BRUCE S. BERGER
Bruce S. Berger
Treasurer and Chief Financial Officer

Date: March 29, 2005